UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 97.9%

	Education and Civic Organizations – 22.5%

$330	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/32	No Opt. Call	BBB–	$343,830

210	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/27	No Opt. Call	BBB–	223,306

	Itasca County, Minnesota, Revenue Bonds, Charles K. Blandin Foundation, Series 2010:
635	4.000%, 5/01/18	No Opt. Call	A3	686,143
255	4.000%, 5/01/19	No Opt. Call	A3	278,570

	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refunding Series 2010:
550	4.000%, 9/01/19	No Opt. Call	A2	630,256
315	4.000%, 9/01/21	9/20 at 100.00	A2	358,061

3,475	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20	8/18 at 100.00	BBB	3,683,222

815	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 4.000%, 10/01/21	10/18 at 100.00	Baa3	861,039

1,075	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2005-6-C, 4.750%, 5/01/18	5/14 at 100.00	Baa3	1,103,036

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2006-J-1:
320	5.000%, 5/01/13	No Opt. Call	Baa3	321,942
375	5.000%, 5/01/16	5/15 at 100.00	Baa3	398,389
1,295	5.000%, 5/01/20	5/15 at 100.00	Baa3	1,354,246

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,125	5.500%, 5/01/18	5/17 at 100.00	N/R	1,209,825
1,185	5.500%, 5/01/19	5/17 at 100.00	N/R	1,271,967
1,050	5.500%, 5/01/24	5/17 at 100.00	N/R	1,113,672

1,585	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2008-V, 4.500%, 3/01/17	No Opt. Call	Baa1	1,734,022

300	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.000%, 3/01/31	3/20 at 100.00	Baa1	321,681

150	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.000%, 12/01/28	12/19 at 100.00	Baa2	172,143

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
195	4.000%, 12/01/18	No Opt. Call	Baa2	216,019
200	4.000%, 12/01/20	No Opt. Call	Baa2	219,066
310	3.375%, 12/01/22	No Opt. Call	Baa2	322,025

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 2007-6S:
360	4.375%, 12/01/16	No Opt. Call	Baa2	398,095
380	4.500%, 12/01/17	No Opt. Call	Baa2	428,800

750	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 20107H, 5.125%, 12/01/30	12/19 at 100.00	Baa2	822,510

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7-B:
2,025	5.000%, 10/01/18	No Opt. Call	A3	2,405,558
1,040	5.000%, 10/01/23	10/19 at 100.00	A3	1,199,474
150	4.250%, 10/01/24	10/19 at 100.00	A3	164,873

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
1,000	4.125%, 10/01/18	No Opt. Call	Baa2	1,092,210
1,370	4.375%, 10/01/20	No Opt. Call	Baa2	1,523,550

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$500	4.500%, 10/01/21	10/20 at 100.00	Baa2	$554,220
250	5.000%, 10/01/29	10/20 at 100.00	Baa2	275,065

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
1,000	4.250%, 10/01/18	No Opt. Call	Baa2	1,087,890
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	743,888

1,150	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 2012-7S, 3.000%, 5/01/32	No Opt. Call	Aa3	1,107,749

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Refunding Series 2006-6-K:
310	5.000%, 5/01/13	No Opt. Call	Baa2	311,882
320	5.000%, 5/01/14	No Opt. Call	Baa2	332,435
340	5.000%, 5/01/15	No Opt. Call	Baa2	363,888
355	5.000%, 5/01/16	5/15 at 100.00	Baa2	378,785
370	5.000%, 5/01/17	5/15 at 100.00	Baa2	392,644

305	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2012-7N., 3.000%, 5/01/17	No Opt. Call	Baa2	315,318

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Series 2012-7Q:
400	5.000%, 10/01/18	No Opt. Call	Baa1	464,488
740	5.000%, 10/01/23	10/22 at 100.00	Baa1	869,426
490	5.000%, 10/01/24	10/22 at 100.00	Baa1	570,125

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Refunding Series 2007-6O, 5.000%, 10/01/16	No Opt. Call	A1	571,335

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-6X:
500	4.500%, 4/01/21	4/17 at 100.00	A2	560,810
1,250	5.000%, 4/01/24	4/17 at 100.00	A2	1,431,600

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A:
1,000	4.000%, 10/01/17	No Opt. Call	A2	1,129,590
1,025	4.500%, 10/01/18	No Opt. Call	A2	1,202,243
1,975	4.500%, 10/01/19	No Opt. Call	A2	2,342,804

1,045	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas, Series 2006-6I, 4.000%, 4/01/14	No Opt. Call	A2	1,085,034

	Minnesota Higher Education Facilities Authority, Saint John’s University Revenue Bonds, Series 2008-6U:
290	4.200%, 10/01/19	10/18 at 100.00	A2	331,508
385	4.300%, 10/01/20	10/18 at 100.00	A2	436,898
145	4.500%, 10/01/22	10/18 at 100.00	A2	165,486

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2009A:
985	4.000%, 10/01/22	10/19 at 100.00	Aa2	1,109,642
1,755	4.000%, 10/01/23	10/19 at 100.00	Aa2	1,958,668

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,515	4.250%, 10/01/24	10/21 at 100.00	Aa2	1,751,385
775	4.375%, 10/01/25	10/21 at 100.00	Aa2	898,729
905	4.500%, 10/01/26	10/21 at 100.00	Aa2	1,054,035

	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2005A:
500	4.100%, 12/15/14	No Opt. Call	A3	522,205
880	4.200%, 12/15/15	No Opt. Call	A3	940,579
925	4.300%, 12/15/16	12/15 at 100.00	A3	987,761
1,005	5.000%, 12/15/18	12/15 at 100.00	A3	1,083,943
1,060	5.000%, 12/15/19	12/15 at 100.00	A3	1,137,963

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB–	$1,097,380

2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,725,318

1,280	St. Paul Housing and Redevelopment Authority, Minnesota, Performing Arts Facility Revenue Bonds, Ordway Center for the Performing Arts, Series 2012, 1.450%, 7/01/14	No Opt. Call	N/R	1,280,563

1,020	University of Minnesota, General Revenue Bonds, Series 2009C, 5.000%, 12/01/19	6/19 at 100.00	Aa1	1,261,108

	University of Minnesota, General Revenue Bonds, Series 2013A:
800	4.000%, 2/01/25	2/23 at 100.00	Aa1	928,680
2,000	4.000%, 2/01/27	2/23 at 100.00	Aa1	2,278,060

1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA	2,320,238
58,790	Total Education and Civic Organizations			65,218,898
	Health Care – 19.0%

735	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.250%, 2/01/15	No Opt. Call	N/R	768,149

1,340	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/17	No Opt. Call	N/R	1,451,073

	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Series 2005:
425	5.000%, 6/01/16	6/13 at 101.00	N/R	431,554
1,320	5.000%, 6/01/19	6/13 at 101.00	N/R	1,338,968

400	Fergus Falls, Minnesota, Health Care Facilities Revenue Bonds, Lake Region Healthcare Corporation Project, Series 2010, 4.750%, 8/01/25	8/17 at 100.00	BBB	419,136

500	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 5.000%, 4/01/13	No Opt. Call	BBB	502,175

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
660	4.000%, 4/01/25	4/22 at 100.00	BBB	698,148
400	4.000%, 4/01/26	4/22 at 100.00	BBB	420,384

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
1,000	5.000%, 5/01/17	No Opt. Call	Baa1	1,126,920
585	4.500%, 5/01/23	5/17 at 100.00	Baa1	610,407

1,730	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2005, 4.500%, 9/01/17	9/15 at 100.00	Baa1	1,841,326

1,000	Meeker County, Minnesota, Gross Revenue Hospital Facilities Bonds, Meeker County Memorial Hospital Project, Series 2007, 5.625%, 11/01/22	11/17 at 100.00	N/R	1,090,180

4,360	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	5,320,881

405	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA–	499,604

1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/25	8/20 at 100.00	A+	1,174,500

	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essential Health Obligated Group, Series 2008C-1:
540	5.000%, 2/15/16 – AGC Insured	No Opt. Call	AA–	601,295
1,000	5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA–	1,183,630

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 1997A:
$305	5.500%, 11/15/17 – NPFG Insured	5/13 at 100.00	A	$306,223
10	5.750%, 11/15/26 – NPFG Insured	5/13 at 100.00	A	10,020

1,780	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 5.750%, 12/01/15	6/13 at 100.00	N/R	1,784,361

	Northfield, Minnesota, Hospital Revenue Bonds, Refunding Series 2006:
920	5.000%, 11/01/14	No Opt. Call	BBB–	966,074
1,080	5.500%, 11/01/17	11/16 at 100.00	BBB–	1,201,532

1,015	Redwood Falls, Minnesota, Gross Revenue Hospital Facilities Bonds, Redwood Area Hospital Project, Series 2006, 5.000%, 12/01/21	12/16 at 100.00	N/R	1,065,212

1,425	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory put 11/15/21)	No Opt. Call	AA	1,726,174

1,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2012, 4.000%, 11/15/41	5/22 at 100.00	AA	1,062,950

1,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	BBB+	1,101,980

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.375%, 5/01/31 – AGC Insured	5/19 at 100.00	A1	1,121,840

1,015	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	A1	1,162,165

2,500	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2008C, 5.625%, 7/01/26	7/18 at 100.00	A	2,830,150

1,325	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2009, 5.500%, 7/01/29	7/19 at 100.00	A	1,495,766

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006:
250	5.000%, 5/15/15	No Opt. Call	A–	269,593
1,350	5.250%, 5/15/19	11/16 at 100.00	A–	1,491,602

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2007A:
885	5.000%, 11/15/15 – NPFG Insured	No Opt. Call	AA–	987,368
210	5.000%, 11/15/17 – NPFG Insured	No Opt. Call	AA–	247,657
1,200	5.000%, 11/15/19 – NPFG Insured	11/17 at 100.00	AA–	1,392,156

3,010	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	3,393,173

1,025	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/19	No Opt. Call	A–	1,186,930

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2010:
1,560	5.000%, 2/01/19	2/14 at 100.00	A–	1,613,321
500	5.000%, 2/01/20	2/14 at 100.00	A–	516,365

1,785	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.000%, 9/01/17	9/14 at 100.00	A–	1,868,467

1,840	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.150%, 11/15/20	11/15 at 100.00	BBB–	1,993,732

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
790	5.250%, 5/01/15	No Opt. Call	BB+	867,665
2,000	5.750%, 5/01/25	5/15 at 100.00	BB+	2,130,460

1,000	Winona Health Care Facilities Revenue Refunding Bonds, Minnesota, Winona Health Obligated Group, Series 2007, 5.000%, 7/01/20	7/17 at 100.00	BBB–	1,117,070

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
$485	4.500%, 7/01/24	7/21 at 100.00	BBB–	$522,714
250	5.000%, 7/01/34	7/21 at 100.00	BBB–	264,570
49,915	Total Health Care			55,175,620
	Housing/Multifamily – 0.2%

500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	4/19 at 100.00	Aaa	550,895
	Housing/Single Family – 1.0%

925	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	1,026,852

910	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	971,070

595	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (Alternative Minimum Tax)	1/22 at 100.00	AA+	635,377

200	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	AA+	216,824
2,630	Total Housing/Single Family			2,850,123

	Long-Term Care – 4.5%

565	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 4.550%, 11/01/26	11/19 at 100.00	A3	613,607

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,473,654
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,687,290

2,000	Moorhead, Minnesota, Senior Housing Facility Revenue Bonds, Sheyenne Crossings Project, Series 2006, 5.600%, 4/01/25	4/14 at 101.00	N/R	2,039,100

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Refunding Bonds, Episcopal Homes Project, Series 2012A, 4.000%, 11/01/22	No Opt. Call	N/R	992,030

2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	A1	2,284,020

1,000	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,044,900

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
625	5.100%, 5/01/24 – AGM Insured	5/19 at 102.00	N/R	656,131
310	5.300%, 5/01/27	5/19 at 102.00	N/R	324,539
500	5.300%, 11/01/27	5/19 at 102.00	N/R	523,450
515	5.500%, 11/01/32	5/19 at 102.00	N/R	536,980

705	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project, Series 2007A, 5.000%, 11/01/17	11/14 at 101.00	N/R	724,317
12,270	Total Long-Term Care			12,900,018

	Materials – 0.7%

2,100	Seaway Port Authority of Duluth, Minnesota, Industrial Development Dock and Wharf Revenue Refunding Bonds, Cargill, Inc Project, Series 2004, 4.200%, 5/01/13	No Opt. Call	A	2,112,915
	Tax Obligation/General – 22.2%

500	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007D, 5.000%, 2/01/24	2/17 at 100.00	Aa1	574,225

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008A, 5.000%, 2/01/20	2/18 at 100.00	Aa1	$1,174,380

	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008C:
285	4.100%, 2/01/18	No Opt. Call	Aa1	329,625
595	4.200%, 2/01/19	2/18 at 100.00	Aa1	683,215

	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2013A:
2,805	5.000%, 4/01/17	No Opt. Call	AA+	3,292,902
1,545	5.000%, 4/01/19	No Opt. Call	AA+	1,895,499

	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23	2/21 at 100.00	Aa3	794,379
750	5.500%, 2/01/24	2/21 at 100.00	Aa3	930,990
875	5.500%, 2/01/25	2/21 at 100.00	Aa3	1,080,494
1,010	5.500%, 2/01/26	2/21 at 100.00	Aa3	1,242,330
1,150	5.500%, 2/01/27	2/21 at 100.00	Aa3	1,407,175

2,835	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	3,295,801

350	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2007A, 4.200%, 2/01/25 – AGM Insured	2/17 at 100.00	Aa2	374,518

1,200	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/20	2/18 at 100.00	Aa2	1,361,100

1,000	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, Series 2007A, 4.250%, 2/01/19 – NPFG Insured	2/17 at 100.00	Aa2	1,117,440

450	Chatfield Independent School District 227, Olmstead County, Minnesota, General Obligation Bonds, Series 2007A, 4.000%, 2/01/18 – AGM Insured	No Opt. Call	AA+	516,420

	Dakota County Community Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Senior Housing Facilities, Series 2007A:
510	4.375%, 1/01/19	7/17 at 100.00	AAA	575,433
215	4.500%, 1/01/20	7/17 at 100.00	AAA	243,619

1,160	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/22 – AGM Insured	2/18 at 100.00	Aa2	1,290,175

	Duluth, Minnesota, General Obligation Bonds, DECC Improvement Series 2008A:
1,160	4.500%, 2/01/21	2/18 at 100.00	Aa2	1,321,054
465	4.500%, 2/01/22	2/18 at 100.00	Aa2	529,561
1,100	4.625%, 2/01/24	2/18 at 100.00	Aa2	1,247,653

665	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012D, 2.000%, 6/01/19	No Opt. Call	Aa2	691,627

	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Series 2012B:
1,000	3.000%, 2/01/23	No Opt. Call	Aa2	1,064,480
1,025	3.000%, 2/01/26	No Opt. Call	Aa2	1,048,483

455	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Alternate Facilities, Series 2011C, 4.250%, 2/01/25	2/19 at 100.00	AA+	502,338

	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, Crossover Refunding Series 2009A:
625	3.250%, 2/01/17	No Opt. Call	Aa2	688,819
750	4.000%, 2/01/22	2/19 at 100.00	Aa2	855,728

1,000	Independent School District 284, Wayzata, Hennepin County, Minnesota, General Obligation Bonds, Alternative Facilities Series 2012A, 3.000%, 2/01/23	2/21 at 100.00	AAA	1,077,360

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,025	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Crossover Refunding School Building Series 2010A, 4.000%, 2/01/22	2/19 at 100.00	AA+	$2,287,055

	Mankato, Minnesota, General Obligation Bonds, Improvement Series 2009A:
765	3.500%, 2/01/18	No Opt. Call	AA	856,678
775	3.500%, 2/01/19	2/18 at 100.00	AA	861,955

1,135	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Series 2007, 4.000%, 2/01/18	2/15 at 100.00	AA+	1,204,076

1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)	6/17 at 100.00	A+	1,078,500

1,850	Minnesota State, General Obligation Bonds, Refunding Series 2008C, 5.000%, 8/01/19	No Opt. Call	AA+	2,303,898

	Moorhead, Minnesota, General Obligation Bonds, Flood Mitigation Series 2012A:
625	3.000%, 2/01/23 – AMBAC Insured	2/22 at 100.00	Aa3	659,338
715	3.000%, 2/01/26 – AMBAC Insured	2/22 at 100.00	Aa3	727,913

	Moorhead, Minnesota, General Obligation Bonds, Improvement Refunding Series 2012C:
600	3.000%, 2/01/20 – AMBAC Insured	No Opt. Call	Aa3	656,130
425	3.000%, 2/01/23	2/22 at 100.00	Aa3	448,350
805	3.000%, 2/01/24 – AMBAC Insured	2/22 at 100.00	Aa3	839,567

	Moorhead, Minnesota, General Obligation Bonds, Improvement Refunding Series 2012D:
535	4.000%, 2/01/21	No Opt. Call	Aa3	619,123
800	3.000%, 2/01/23 – AGM Insured	2/22 at 100.00	Aa3	852,136

1,180	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Series 2010A, 4.000%, 2/01/21	8/18 at 100.00	AA+	1,326,780

620	OtterTail County, Minnesota, General Obligation Bonds, Disposal System – Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	AA+	700,904

1,605	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 6.000%, 7/01/14 – NPFG Insured	No Opt. Call	BBB	1,683,533

1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/17 – SYNCORA GTY Insured	No Opt. Call	BBB	1,087,210

1,000	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%, 7/01/18	No Opt. Call	BBB+	1,094,070

575	Puerto Rico, General Obligation Bonds, Public Improvement Series 2008A, 5.500%, 7/01/18	No Opt. Call	BBB+	629,090

520	Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement, Refunding Series 2010A, 4.000%, 2/01/18	No Opt. Call	AAA	599,383

1,040	Ramsey, Minnesota, General Obligation Bonds, Capital Improvement Plan Series 2012A, 3.000%, 12/15/26	12/21 at 100.00	AA+	1,062,381

500	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2008B, 4.500%, 2/01/21	2/18 at 100.00	Aa2	568,225

1,140	Rochester, Minnesota, General Obligation Waste Water Bonds, Series 2007A, 4.000%, 12/01/18	6/17 at 100.00	AAA	1,289,192

1,000	Rockford Independent School District 883, Wright County, Minnesota, General Obligation Bonds, School Building Series 2013A, 3.000%, 2/01/27	2/22 at 100.00	AA+	1,016,000

1,135	Roseville, Minnesota, General Obligation Bonds, Series 2012A, 3.000%, 3/01/27	No Opt. Call	Aaa	1,173,057

1,000	Saint Cloud, Minnesota, General Obligation Bonds, Library Sales Tax Series 2006B, 4.000%, 2/01/18 – AGM Insured	2/16 at 100.00	AA+	1,089,990

	Saint Peter, Minnesota, General Obligation Bonds, Hospital Crossover, Refunding Series 2010A:
550	3.000%, 9/01/18 – AGM Insured	No Opt. Call	AA–	590,684
515	3.150%, 9/01/19 – AGM Insured	No Opt. Call	AA–	559,898
585	3.300%, 9/01/20 – AGM Insured	9/19 at 100.00	AA–	633,087

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A:
$1,000	5.000%, 2/01/23	No Opt. Call	Aa2	$1,268,630
1,065	3.000%, 2/01/24	No Opt. Call	Aa2	1,125,077

400	Todd, Morrison, Cass and Wadena Counties United Hospital District, Minnesota, General Obligation Bonds, Lakewood Health System, Series 2004, 4.000%, 12/01/13	No Opt. Call	A2	411,496

	Wadena-Deer Creek Independent School District2155, Wadena, Otter Tail, and Todd Counties, Minnesota, General Obligation bonds, Series 2010:
430	4.000%, 2/01/18	2/17 at 100.00	AA+	480,585
410	4.000%, 2/01/19	2/17 at 100.00	AA+	455,715

640	Wright County, Minnesota, General Obligation Bonds, Jail Series 2007A, 4.500%, 12/01/20	12/17 at 100.00	AA+	729,645

200	Zumbrota-Mazeppa Independent School District 2805, Wabasha County, Minnesota, General Obligation Bonds, Alternate Facilities Series 2008A, 4.000%, 2/01/19	2/18 at 100.00	AA+	226,918
57,280	Total Tax Obligation/General			64,403,092

	Tax Obligation/Limited – 7.4%

1,910	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AA+	2,212,716

780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	878,701

	Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project, Second Lien Series 2008B:
690	4.375%, 12/15/22	12/17 at 100.00	AA+	784,254
1,000	5.000%, 12/15/29	12/17 at 100.00	AA+	1,143,990

	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2006-1A:
480	4.550%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	A+	490,829
505	4.625%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A+	530,174

2,020	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	2,305,184

1,000	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	2/14 at 100.00	N/R	976,820

1,040	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2004, 5.000%, 2/01/17	8/13 at 100.00	N/R	1,047,062

570	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2005, 5.300%, 2/01/21	2/14 at 100.00	N/R	570,485

1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA	1,392,091

1,150	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 5.000%, 3/01/29	No Opt. Call	AA	1,378,045

1,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2004, 4.250%, 1/01/15	1/14 at 100.00	Aa2	1,027,460

465	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A, 4.500%, 2/01/16	No Opt. Call	BBB+	516,727

	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008:
180	4.500%, 12/01/19	12/17 at 100.00	AA+	205,285
290	4.500%, 12/01/20	12/17 at 100.00	AA+	327,213

315	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/16	No Opt. Call	N/R	334,965

2,415	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Building at Cedar Street, Series 2002, 5.000%, 12/01/19	6/13 at 100.00	AA	2,424,998

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Stevens County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2009A:
$315	4.000%, 2/01/18	No Opt. Call	A+	$347,549
325	4.000%, 2/01/19	No Opt. Call	A+	362,840
340	4.100%, 2/01/20	No Opt. Call	A+	383,680

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
640	5.000%, 10/01/20	No Opt. Call	BBB+	739,462
975	5.000%, 10/01/29	10/20 at 100.00	BBB+	1,071,389
19,590	Total Tax Obligation/Limited			21,451,919

	Transportation – 4.8%

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009A:
1,000	4.000%, 1/01/19	No Opt. Call	AA-	1,138,410
1,000	5.000%, 1/01/20	1/19 at 100.00	AA-	1,191,030
500	5.000%, 1/01/21	1/19 at 100.00	AA-	589,700

2,145	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2005B, 5.000%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	A	2,300,534

2,330	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A	2,750,565

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2012B:
1,200	5.000%, 1/01/29	1/22 at 100.00	A	1,403,928
1,000	5.000%, 1/01/30	1/22 at 100.00	A	1,165,680

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
805	4.000%, 8/01/21	8/18 at 102.00	A+	890,250
895	4.125%, 8/01/23	8/18 at 102.00	A+	975,183
935	4.250%, 8/01/24	8/18 at 102.00	A+	1,020,646
575	4.250%, 8/01/25	8/18 at 102.00	A+	619,154
12,385	Total Transportation			14,045,080

	U.S. Guaranteed – 4.8% (4)

	Andover Economic Development Authority, Minnesota, Public Facility Lease Revenue Bonds, Andover Community Center, Series 2004:
730	5.000%, 2/01/19 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	757,258
495	5.000%, 2/01/19 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	513,483

610	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007A, 4.100%, 2/01/18 (Pre-refunded 2/01/15)	2/15 at 100.00	Aa1 (4)	653,725

	Bemidji, Minnesota, Health Care Facilities First Mortgage Revenue Bonds, North Country Health Services, Refunding Series 2006:
500	5.000%, 9/01/17 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	572,845
1,050	5.000%, 9/01/18 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	1,202,975
1,110	5.000%, 9/01/19 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	1,271,716

	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004:
2,045	5.375%, 2/15/22 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	2,145,225
185	5.250%, 2/15/28 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	193,845

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005:
800	5.000%, 4/01/14 (Pre-refunded 4/01/13)	4/13 at 101.00	BBB (4)	811,480
845	5.000%, 4/01/15 (Pre-refunded 4/01/13)	4/13 at 101.00	BBB (4)	857,126
1,815	5.000%, 4/01/17 (Pre-refunded 4/01/13)	4/13 at 101.00	BBB (4)	1,841,045

345	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006, 4.500%, 11/01/13 (ETM)	No Opt. Call	N/R (4)	353,956

1,155	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006, 4.750%, 11/01/20 (Pre-refunded 11/01/15)	11/15 at 100.00	BBB+ (4)	1,269,703

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$515	Moorhead, Minnesota, General Obligation Bonds, Improvement Refunding Series 2012C, 3.000%, 2/01/25 – AGM Insured	2/22 at 100.00	Aa3 (4)	$530,893

385	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A, 4.500%, 2/01/17 (Pre-refunded 2/01/16)	2/16 at 100.00	BBB+ (4)	427,827

495	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1993X, 5.500%, 7/01/13 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	504,049
13,080	Total U.S. Guaranteed			13,907,151

	Utilities – 10.5%

775	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/20	1/15 at 100.00	A–	921,049

1,010	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Refunding Series 2005A, 4.200%, 10/01/15	No Opt. Call	A3	1,092,477

2,230	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22 – RAAI Insured	7/14 at 100.00	A	2,294,559

	Guam Power Authority, Revenue Bonds, Series 2012A:
1,140	5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA–	1,347,024
580	5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA–	681,332

	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
750	4.000%, 12/01/20	No Opt. Call	A1	858,848
500	5.000%, 12/01/25	12/22 at 100.00	A1	605,120
670	5.000%, 12/01/26	12/22 at 100.00	A1	805,662

500	Litchfield, Minnesota, Electric Utility Revenue Bonds, Series 2009C, 5.000%, 2/01/29 – AGC Insured	2/18 at 100.00	AA–	551,600
	Marshall, Minnesota, Public Utility Revenue Bonds, Series 2009A:
315	3.500%, 7/01/16 – AGC Insured	No Opt. Call	AA–	338,981
275	3.500%, 7/01/17 – AGC Insured	No Opt. Call	AA–	300,333
340	3.750%, 7/01/18 – AGC Insured	No Opt. Call	AA–	379,403

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2007:
420	4.125%, 10/01/17	No Opt. Call	A3	470,761
1,000	5.250%, 10/01/22	10/17 at 100.00	A3	1,175,550

300	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/14	No Opt. Call	A3	320,421

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A:
460	5.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A2	528,324
1,050	5.000%, 1/01/19 – AGC Insured	1/18 at 100.00	AA–	1,228,752

2,155	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/21 – AGC Insured	1/18 at 100.00	AA–	2,498,830

2,855	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/20	No Opt. Call	A2	3,449,754

295	Shakopee Public Utilities Commission, Minnesota, Public Utilities Crossover Refunding Revenue Bonds, Series 2006A, 4.250%, 2/01/18 – AGM Insured	2/15 at 100.00	A2	313,635

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
3,500	0.000%, 1/01/20 – NPFG Insured	No Opt. Call	A+	3,051,370
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	4,174,300

2,120	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.250%, 1/01/14 – AMBAC Insured	No Opt. Call	A+	2,209,528

725	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2012A, 3.000%, 1/01/28	1/23 at 100.00	Aa3	733,011
28,965	Total Utilities			30,330,624

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 0.3%

$500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/16 – AGC Insured	No Opt. Call	AA–	$526,845

275	Saint Paul, Minnesota, Sewer Revenue Bonds, Series 2012C, 3.000%, 12/01/23	6/20 at 100.00	AAA	286,897
775	Total Water and Sewer			813,742
$258,280	Total Municipal Bonds (cost $261,935,446)			283,760,077

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.4%

	Money Market Funds – 1.4%

3,504,122	Federated Minnesota Municipal Cash Trust, 0.010% (5)			$3,504,122

499,705	First American Treasury Obligations Fund, Class Z, 0.000% (5)			499,705
	Total Short-Term Investments (cost $4,003,827)			4,003,827
	Total Investments (cost $265,939,273) – 99.3%			287,763,904
	Other Assets Less Liabilities – 0.7%			2,049,137
	Net Assets – 100%			$289,813,041

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$283,760,077	$—	$283,760,077
Short-Term Investments:
Money Market Funds	4,003,827	—	—	4,003,827
Total	$4,003,827	$283,760,077	$—	$287,763,904

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $265,939,273.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 28, 2013

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$21,942,330
Depreciation	(117,699)
Net unrealized appreciation (depreciation) of investments	$21,824,631

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

N/R	Not rated.

(ETM)	Escrowed to maturity.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.4%

	Consumer Staples – 0.8%

$1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	7/20 at 100.00	BBB+	$2,027,628
	Education and Civic Organizations – 17.3%

660	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/43	No Opt. Call	BBB–	672,197

1,500	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB	1,603,425

1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008, 5.750%, 8/01/42	8/16 at 102.00	BB	1,012,010

800	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	948,456

	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A:
220	5.000%, 12/01/32	No Opt. Call	BBB–	229,460
785	5.000%, 12/01/43	No Opt. Call	BBB–	799,515

1,750	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.600%, 11/01/30	11/18 at 102.00	BBB–	1,849,225

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
150	4.250%, 8/01/20	8/18 at 100.00	BBB	158,988
4,100	4.875%, 8/01/25	8/18 at 100.00	BBB	4,286,099

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,725	5.500%, 5/01/26	5/17 at 100.00	N/R	1,826,206
820	5.500%, 5/01/27	5/17 at 100.00	N/R	866,494
1,500	5.500%, 5/01/37	5/17 at 100.00	N/R	1,572,120

275	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.125%, 3/01/36	3/20 at 100.00	Baa1	293,486

1,835	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.300%, 12/01/40	12/19 at 100.00	Baa2	2,113,718

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
500	4.250%, 12/01/27	12/22 at 100.00	Baa2	531,475
500	4.000%, 12/01/32	12/22 at 100.00	Baa2	518,190

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7-B, 5.000%, 10/01/31	10/19 at 100.00	A3	1,138,980

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	743,888
2,000	6.000%, 10/01/40	10/21 at 100.00	Baa2	2,327,040

30	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Refunding Series 2006-6-K, 5.000%, 5/01/26	5/15 at 100.00	Baa2	31,013

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Series 2012-7Q:
325	5.000%, 10/01/25	10/22 at 100.00	Baa1	375,801
280	5.000%, 10/01/26	10/22 at 100.00	Baa1	322,585
210	5.000%, 10/01/27	10/22 at 100.00	Baa1	240,070

115	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A, 5.000%, 10/01/39	10/19 at 100.00	A2	128,478

70	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Series 2010, 5.000%, 11/01/29	No Opt. Call	AA–	78,943

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2013A:

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$2,420	4.000%, 10/01/28 (WI/DD, Settling 3/01/13)	10/22 at 100.00	Aa2	$2,700,502
1,000	3.000%, 10/01/33 (WI/DD, Settling 3/01/13)	10/22 at 100.00	Aa2	976,490

1,625	Moorhead, Minnesota, Golf Course Revenue Refunding Bonds, Series 1998B, 5.875%, 12/01/21	6/13 at 100.00	N/R	1,626,268

1,695	Saint Paul Housing & Redevelopment Authority , Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,734,036

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42	9/21 at 100.00	BBB–	1,688,490

2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	A3	2,196,180

2,550	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Peace Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	2,562,189

	St. Paul Housing and Redevelopment Authority, Minnesota, Performing Arts Facility Revenue Bonds, Ordway Center for the Performing Arts, Series 2012:
330	1.950%, 7/01/16	No Opt. Call	N/R	330,191
200	2.050%, 7/01/17	No Opt. Call	N/R	200,088
1,025	2.200%, 7/01/18	No Opt. Call	N/R	1,025,267

1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	1,889,903

2,000	University of Minnesota, General Revenue Bonds, Series 2013A, 4.000%, 2/01/32	2/23 at 100.00	Aa1	2,213,080
40,660	Total Education and Civic Organizations			43,810,546
	Health Care – 18.5%

2,470	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	N/R	2,579,446

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
250	4.000%, 4/01/22	No Opt. Call	BBB	271,480
500	4.000%, 4/01/27	4/22 at 100.00	BBB	521,490
760	4.000%, 4/01/31	4/22 at 100.00	BBB	778,924

2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40	7/20 at 100.00	A–	2,827,575

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
25	5.000%, 5/01/20	5/17 at 100.00	Baa1	27,281
1,800	4.500%, 5/01/23	5/17 at 100.00	Baa1	1,878,174
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,066,500
135	5.250%, 5/01/37	5/17 at 100.00	Baa1	141,395

250	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	Baa1	256,300

	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
70	6.000%, 11/15/18	No Opt. Call	A	79,500
3,180	6.625%, 11/15/28	11/18 at 100.00	A	3,924,025
95	6.750%, 11/15/32	11/18 at 100.00	A	115,832

675	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA–	832,673

2,425	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/35	8/20 at 100.00	A+	2,776,092

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,005	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essential Health Obligated Group, Series 2008C-1, 5.000%, 2/15/30 – AGC Insured	2/20 at 100.00	AA–	$1,116,123

135	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essential Health Obligated Group, Series 2008E, 5.000%, 2/15/37 – AGC Insured	2/18 at 100.00	AA–	145,652

125	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	5/13 at 100.00	A	125,535

1,000	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 6.200%, 12/01/22	6/13 at 100.00	N/R	1,002,050

1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	BBB+	1,876,494

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D:
25	5.375%, 5/01/31 – AGC Insured	5/19 at 100.00	A1	28,046
55	5.500%, 5/01/39 – AGC Insured	5/19 at 100.00	A1	61,129

1,035	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	A1	1,156,509

1,235	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2008C, 5.750%, 7/01/30	7/18 at 100.00	A	1,396,538

	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2009:
15	5.500%, 7/01/29	7/19 at 100.00	A	16,933
2,525	5.750%, 7/01/39	7/19 at 100.00	A	2,860,042

2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36	11/16 at 100.00	A–	2,164,257

3,055	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.250%, 11/15/29	11/19 at 100.00	AA–	3,441,335

300	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-2, 5.500%, 11/15/24	No Opt. Call	AA–	349,668

2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/29	2/19 at 100.00	A–	2,217,714

1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	1,399,393

2,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.250%, 9/01/34	9/14 at 100.00	A–	2,036,080

500	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Regions Hospital, Series 1998, 5.250%, 5/15/18	5/13 at 100.00	A–	501,420

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
70	6.000%, 11/15/25	11/15 at 100.00	BBB–	76,152
1,100	6.000%, 11/15/30	11/15 at 100.00	BBB–	1,190,574

900	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30	5/15 at 100.00	BB+	957,276

1,800	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	1,919,664

	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
500	3.750%, 7/01/21	No Opt. Call	BBB–	536,835
350	4.000%, 7/01/22	7/21 at 100.00	BBB–	371,137
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB–	1,368,755
500	5.000%, 7/01/34	7/21 at 100.00	BBB–	529,140
42,830	Total Health Care			46,921,138

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 3.5%

$1,945	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Mortgage Loan Multifamily Housing Revenue Bonds, Ebenezer Project, Series 2000, 5.900%, 4/20/42	4/13 at 100.00	Aaa	$1,951,380

2,000	Maplewood, Minnesota, Multifamily Housing Revenue Refunding Bonds, Carefree Cottages of Maplewood III Project, Series 2004, 4.800%, 4/15/34 (Mandatory put 4/15/19) (Alternative Minimum Tax)	4/14 at 100.00	Aaa	2,054,720

855	Minneapolis, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Vantage Flats Project, Series 2007, 5.200%, 10/20/48 (Alternative Minimum Tax)	10/15 at 100.00	Aaa	880,804

1,350	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, Keeler Apartments, Series 2007A, 5.000%, 10/01/37	10/15 at 102.00	N/R	1,350,486

2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,646,350
8,650	Total Housing/Multifamily			8,883,740
	Housing/Single Family – 2.8%

120	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	130,890

257	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	266,218

890	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (Alternative Minimum Tax)	5/17 at 102.00	AA+	956,252

	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B:
90	4.000%, 7/01/21	No Opt. Call	Aaa	101,042
5	5.000%, 1/01/31	7/21 at 100.00	Aaa	5,448

	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
45	4.375%, 7/01/26	7/21 at 100.00	Aaa	48,020
685	4.700%, 1/01/31	7/21 at 100.00	Aaa	742,855

25	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	27,393

45	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2006Q, 5.250%, 7/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AA+	47,522

3,050	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007D, 4.700%, 7/01/27 (Alternative Minimum Tax)	7/16 at 100.00	AA+	3,165,412

50	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%, 7/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	51,338

10	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007L, 5.100%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AA+	10,698

5	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2008B, 5.650%, 7/01/33 (Alternative Minimum Tax)	1/18 at 100.00	AA+	5,266

1,375	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.850%, 1/01/29	1/22 at 100.00	AA+	1,449,594
6,652	Total Housing/Single Family			7,007,948
	Industrials – 1.9%

170	Little Canada, Minnesota, Commercial Development Revenue Refunding Bonds, RLF Minnesota Project, Series 1993, 5.000%, 4/01/13	No Opt. Call	N/R	170,274

4,500	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	4,562,910
4,670	Total Industrials			4,733,184

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 7.3%

$1,500	Anoka County Housing and Redevelopment Authority, Minnesota, Health Care Facility Care Center Project, Series 2010D, 6.750%, 11/01/36	11/15 at 102.00	N/R	$1,588,785

	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011:
500	4.750%, 11/01/31	11/19 at 100.00	A3	534,590
1,600	5.000%, 11/01/41	11/19 at 100.00	A3	1,737,216

835	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project, Series 2006A, 5.000%, 12/01/31	12/14 at 100.00	N/R	842,273

2,000	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012, 4.750%, 11/15/28	11/22 at 100.00	N/R	2,045,200

1,620	Moorhead, Minnesota, Senior Housing Facility Revenue Bonds, Sheyenne Crossings Project, Series 2006, 5.650%, 4/01/41	4/14 at 101.00	N/R	1,639,845

1,600	New Hope, Minnesota, Housing and Health Care Facilities Revenue Bonds, Minnesota Masonic Home North Ridge Project, Series 1999, 5.750%, 3/01/15	3/13 at 100.00	N/R	1,602,816

1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42	10/17 at 100.00	N/R	1,106,853

2,114	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/13 at 100.00	N/R	2,181,828

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Refunding Bonds, Episcopal Homes Project, Series 2012A, 5.150%, 11/01/42	No Opt. Call	N/R	1,006,790

700	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	718,711

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
260	5.000%, 5/01/23	5/19 at 102.00	N/R	272,784
680	5.000%, 11/01/23	5/19 at 102.00	N/R	713,436
700	5.500%, 11/01/32	5/19 at 102.00	N/R	729,876
330	6.000%, 5/01/47	5/19 at 102.00	N/R	350,757

1,200	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC Project, Series 2011A, 7.000%, 9/01/46	9/19 at 100.00	N/R	1,302,816
17,739	Total Long-Term Care			18,374,576
	Materials – 0.4%

1,130	Seaway Port Authority of Duluth, Minnesota, Industrial Development Dock and Wharf Revenue Refunding Bonds, Cargill, Inc Project, Series 2004, 4.200%, 5/01/13	No Opt. Call	A	1,136,950
	Tax Obligation/General – 18.1%

1,545	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/19	No Opt. Call	AA+	1,895,499

10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41	2/21 at 100.00	Aa3	12,392,289

1,000	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	1,162,540

1,430	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.500%, 2/01/22	2/18 at 100.00	Aa2	1,624,180

100	Fertile Economic Development Authority, Minnesota, General Obligation of the City, Housing Development Revenue Bonds, Series 2012A, 4.000%, 12/01/35	12/22 at 100.00	A	106,010

1,000	Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/19	No Opt. Call	AAA	1,254,590

380	Independent School District 625, St. Paul, Minnesota, General Obligation Bonds, School Building Series 2011A, 4.000%, 2/01/32	2/21 at 100.00	AA+	413,470

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Jackson County, Minnesota, General Obligation Bonds, Capital Improvement Plan Series 2013A:
$625	3.000%, 2/01/30	2/20 at 100.00	AA–	$618,025
645	3.000%, 2/01/31	2/20 at 100.00	AA–	625,353

2,000	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, Refunding Series 2012D, 5.000%, 2/01/20	No Opt. Call	Aa2	2,467,940

1,270	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2012B, 3.000%, 2/01/30	2/21 at 100.00	AA+	1,264,133

545	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2012A, 3.000%, 2/01/29	2/21 at 100.00	AA+	546,711

610	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Refunding Series 2012E, 5.000%, 9/01/24	9/22 at 100.00	AAA	771,485

2,000	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Refunding Series 2012I, 3.000%, 3/01/26	No Opt. Call	AAA	2,095,360

2,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2012B, 5.000%, 8/01/21	No Opt. Call	AA+	2,554,400

3,250	Minnesota State, General Obligation Bonds, Various Purpose Series 2012A, 3.000%, 8/01/31	8/22 at 100.00	AA+	3,179,963

310	Moorhead, Minnesota, General Obligation Bonds, Improvement Series 2012F, 3.000%, 2/01/29	2/22 at 100.00	Aa3	309,802

650	Pine County, Minnesota, General Obligation Bonds, Capital Improvement Plan Series 2012A, 4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA–	758,407

420	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1999, 5.250%, 7/01/18 – NPFG Insured	No Opt. Call	Baa2	454,444

310	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/18	No Opt. Call	BBB+	339,162

285	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	BBB+	312,483

110	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	BBB+	120,438

100	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 5.000%, 7/01/19	No Opt. Call	BBB+	104,858

1,250	Puerto Rico, General Obligation Bonds, Series 2004A, 5.000%, 7/01/29	7/14 at 100.00	BBB+	1,247,838

2,500	Rockford Independent School District 883, Wright County, Minnesota, General Obligation Bonds, School Building Series 2013A, 3.000%, 2/01/27	2/22 at 100.00	AA+	2,540,000

	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A:
535	5.000%, 2/01/21	No Opt. Call	Aa2	669,563
1,065	3.000%, 2/01/24	No Opt. Call	Aa2	1,125,077

250	Sherburn Economic Development Authority, Minnesota, General Obligation Bonds, Housing Development Series 2012C, 4.500%, 2/01/38	2/18 at 100.00	A+	258,525

	Thief River Falls Independent School District 564, Minnesota, General Obligation Bonds, Series 2012A:
2,110	4.000%, 2/01/31	2/22 at 100.00	Aa2	2,334,166
1,000	4.000%, 2/01/33	2/22 at 100.00	Aa2	1,092,930

1,250	Willmar, Minnesota, General Obligation Revenue Refunding Bonds, Rice Memorial Hospital Project, Series 2012A, 3.000%, 2/01/29	2/21 at 100.00	Aa2	1,246,375
40,545	Total Tax Obligation/General			45,886,016
	Tax Obligation/Limited – 4.5%

	Duluth Independent School District 709, Minnesota, Certificates of Participation, Capital Appreciation Series 2012A:
2,000	0.000%, 2/01/27 – AGM Insured	2/22 at 100.00	Aa2	1,212,740

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,840	0.000%, 2/01/28 – AGM Insured	2/22 at 77.70	Aa2	$1,637,146

2,000	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AA+	2,316,980

585	Lakeville Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Ice Arena Project, Series 2006, 4.625%, 2/01/32	2/17 at 100.00	Aa3	620,299

400	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2005, 5.650%, 2/01/27	2/14 at 100.00	N/R	397,316

2,850	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 5.000%, 3/01/29	No Opt. Call	AA	3,415,155

100	Mountain Lake, Minnesota, General Obligation Tax Increment Bonds, Series 2012B, 4.200%, 2/01/29	2/18 at 100.00	A	102,307

500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008, 4.750%, 12/01/26	12/17 at 100.00	AA+	548,415

	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012:
150	5.000%, 9/01/26	No Opt. Call	N/R	158,577
800	5.000%, 3/01/29	No Opt. Call	N/R	839,632

25	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB+	27,577
12,250	Total Tax Obligation/Limited			11,276,144
	Transportation – 5.5%

1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	1,080,430

4,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	AA–	4,657,200

3,115	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2007B, 4.500%, 1/01/32 – FGIC Insured	1/17 at 100.00	A	3,297,072

110	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A	117,703

110	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2011A, 3.500%, 1/01/24	1/21 at 100.00	A	116,907

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2012B:
275	5.000%, 1/01/28	No Opt. Call	A	323,381
1,250	5.000%, 1/01/31	1/22 at 100.00	A	1,452,863

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
1,070	5.000%, 8/01/30	8/18 at 102.00	A+	1,210,502
1,500	5.000%, 8/01/35	8/18 at 102.00	A+	1,654,350
12,430	Total Transportation			13,910,408
	U.S. Guaranteed – 4.1% (4)

	Andover Economic Development Authority, Minnesota, Public Facility Lease Revenue Bonds, Andover Community Center, Series 2004:
5	5.125%, 2/01/24 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	5,192
5	5.125%, 2/01/24 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	5,192

1,065	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/28 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	1,115,918

2,000	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 5.000%, 4/01/31 (Pre-refunded 4/01/13)	4/13 at 101.00	BBB	2,028,700

	Marshall, Minnesota, Revenue Bonds, Weiner Memorial Medical Center, Series 2003A:
305	5.250%, 11/01/16 (Pre-refunded 11/01/13)	11/13 at 100.00	N/R (4)	314,287

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$875	5.850%, 11/01/23 (Pre-refunded 11/01/13)	11/13 at 100.00	N/R (4)	$905,170

	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A:
1,000	5.000%, 2/01/28 (Pre-refunded 2/01/16)	2/16 at 100.00	BBB+ (4)	1,125,700
1,890	5.000%, 2/01/31 (Pre-refunded 2/01/16)	2/16 at 100.00	BBB+ (4)	2,127,573

2,025	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%, 7/01/25 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R (4)	2,166,021

410	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 1983A, 9.750%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	Aaa	497,994
9,580	Total U.S. Guaranteed			10,291,747
	Utilities – 13.1%

1,110	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/42	1/22 at 100.00	A–	1,245,043

45	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A, 6.100%, 10/01/30	4/13 at 100.00	A3	45,193

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	260,815

985	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A, 3.000%, 12/01/23	12/22 at 100.00	A1	1,006,099

5,035	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A3	5,697,556

2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 1/01/26 – AMBAC Insured	1/18 at 100.00	A2	2,298,940

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A:
215	5.000%, 1/01/18 – AGC Insured	No Opt. Call	AA–	254,259
75	5.000%, 1/01/20 – AGC Insured	1/18 at 100.00	AA–	86,890

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/24 – NPFG Insured	7/15 at 100.00	BBB+	2,052,960

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
1,510	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	A+	1,362,684
1,765	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	1,473,528
3,020	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	2,302,569
10,500	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	7,680,540
4,770	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	3,338,952
6,190	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	4,141,048
39,455	Total Utilities			33,247,076
	Water and Sewer – 0.6%

1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB	1,553,460
$239,891	Total Municipal Bonds (cost $229,316,673)			249,060,561

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 2.4%

	Money Market Funds – 2.4%

6,059,018	Federated Minnesota Municipal Cash Trust, 0.010% (5)			$6,059,018
	Total Short-Term Investments (cost $6,059,018)			6,059,018
	Total Investments (cost $235,375,691) – 100.8%			255,119,579
	Other Assets Less Liabilities – (0.8)%			(2,106,350)
	Net Assets – 100%			$253,013,229

20	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1	–	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2	–	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	–	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$249,060,561	$—	$249,060,561
Short-Term Investments:
Money Market Funds	6,059,018	—	—	6,059,018
Total	$6,059,018	$249,060,561	$—	$255,119,579

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $235,375,691.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$19,976,704
Depreciation	(232,816)
Net unrealized appreciation (depreciation) of investments	$19,743,888

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 20.4%

$990	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	$1,085,060

1,000	Douglas County Hospital Authority 2, Nebraska, Healthcare Revenue Bonds, Boys Town Project, Series 2008, 4.750%, 9/01/28	9/18 at 100.00	AA+	1,093,290

	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2010A:
1,000	5.600%, 7/01/25	7/20 at 100.00	A3	1,163,340
1,000	5.500%, 7/01/30	7/20 at 100.00	A3	1,142,710

665	Douglas County, Nebraska, Zoo Facilities Revenue Bonds, O’Maha’s Henry Doory Zoo Project, Refunding Series 2005, 4.750%, 9/01/24	4/15 at 100.00	A–	690,270

	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A–	704,153
410	4.000%, 4/01/32	4/22 at 100.00	A–	428,926

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	586,370

525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	602,700

2,690	Nebraska Educational Finance Authority, Revenue Bonds, Concordia University Project, Refunding Series 2007, 5.000%, 10/01/37	10/15 at 100.00	N/R	2,715,232

1,575	Saline County, Nebraska, Educational Facilities Revenue and Refunding Bonds, Doane College Project, Series 2013A, 3.300%, 2/15/33	2/18 at 100.00	A	1,562,006

	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities Refunding Series 2011:
60	4.000%, 7/01/32	1/22 at 100.00	Aa1	65,137
1,125	5.000%, 7/01/42	1/22 at 100.00	Aa1	1,287,754

1,170	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities, Refunding Series 2012, 4.000%, 7/01/33	7/22 at 100.00	Aa1	1,254,310

1,020	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008, 5.000%, 5/15/33	5/18 at 100.00	Aa1	1,151,131

350	University of Nebraska, Revenue Bonds, Omaha Student Facilities Project, Series 2007, 5.000%, 5/15/32	5/17 at 100.00	Aa1	398,496

500	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Series 2003, 5.000%, 5/15/23	11/13 at 100.00	Aa1	517,195
15,265	Total Education and Civic Organizations			16,448,080
	Health Care – 11.6%

1,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.000%, 8/15/28	8/17 at 100.00	A2	1,124,230

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Refunding and Revenue Bonds, Nebraska Methodist Health System, Series 2008:
345	5.750%, 11/01/28	11/18 at 100.00	BBB+	385,469
1,210	5.500%, 11/01/38	11/18 at 100.00	BBB+	1,302,214

610	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.000%, 6/01/38	6/16 at 100.00	A–	642,043

600	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Jackson County, Schneck Memorial Hospital, Series 2006A, 5.250%, 2/15/30	2/16 at 100.00	A	624,756

	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
3,970	4.000%, 11/01/37	No Opt. Call	A–	3,997,352
1,155	5.000%, 11/01/42	No Opt. Call	A–	1,254,330
8,890	Total Health Care			9,330,394

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 0.6%

$465	Omaha Housing Authority, Nebraska, Multifamily Housing Revenue Bonds, GNMA Mortgage Backed Securities Program – Timbercreek Apartments Project, Series 2001, 5.150%, 11/20/22	5/13 at 100.00	N/R	$466,032
	Housing/Single Family – 1.9%

1,490	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2010A, 5.700%, 9/01/31	9/20 at 100.00	AA+	1,503,291
	Industrials – 2.3%

1,830	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (Alternative Minimum Tax)	No Opt. Call	A	1,841,547
	Long-Term Care – 7.5%

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2006A, 5.750%, 1/01/26	1/17 at 100.00	N/R	108,448

250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory put 12/01/14)	No Opt. Call	A–	266,273

900	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	A–	1,012,221

240	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	249,341

3,385	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	A–	3,807,075

600	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/25	9/14 at 100.00	A	610,740
5,475	Total Long-Term Care			6,054,098
	Tax Obligation/General – 10.6%

350	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2011B, 4.700%, 12/15/32	5/16 at 100.00	Aa2	381,091

1,150	Douglas County School District 1, Nebraska, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 6/15/24	No Opt. Call	AAA	1,476,071

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
200	5.000%, 6/15/19	No Opt. Call	AA–	242,874
1,000	4.250%, 6/15/29	6/22 at 100.00	AA–	1,114,030
1,025	3.500%, 1/15/33	1/22 at 100.00	AA–	1,054,418

	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004:
50	5.250%, 4/01/24	No Opt. Call	AAA	66,034
220	5.250%, 4/01/26	No Opt. Call	AAA	294,921

450	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2008, 5.750%, 10/15/28	10/18 at 100.00	AAA	536,306

	Papio–Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2013:
575	4.000%, 12/15/20	2/18 at 100.00	AA+	639,538
695	4.000%, 12/15/21	2/18 at 100.00	AA+	765,320

10	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 5.000%, 7/01/28	7/17 at 100.00	BBB+	10,001

1,000	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2011A, 5.750%, 7/01/41	7/21 at 100.00	BBB+	1,053,710

375	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2008A, 5.250%, 7/01/26	7/18 at 100.00	BBB+	381,694

250	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	7/18 at 100.00	BBB	266,330

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General (continued)

$300	Sarpy County School District 037, Nebraska, General Obligation Bonds, Gretna Public Schools, Series 2012B, 3.250%, 12/15/34	8/17 at 100.00	A+		$301,170
7,650	Total Tax Obligation/General				8,583,508
	Tax Obligation/Limited – 12.2%

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A		295,040

1,600	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A		1,776,592

2,510	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42	12/21 at 100.00	AAA		2,888,181

750	Lincoln-Lancaster County, Nebraska, Public Building Commission Tax Supported Lease Rental Revenue Building Bonds, Refunding Series 2005, 4.500%, 10/15/26	4/15 at 100.00	Aaa		793,035

	Omaha, Nebraska, Special Obligation Bonds, Riverfront Redevelopment Project, Refunding Series 2012:
500	3.000%, 2/01/28	No Opt. Call	AA+		492,585
915	3.500%, 2/01/32	2/22 at 100.00	AA+		919,383

650	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2008, 5.250%, 10/15/28	10/18 at 100.00	AA+		760,286

790	Omaha, Nebraska, Special Tax Redevelopment Bonds, Refunding Series 2012, 4.000%, 2/01/28	2/22 at 100.00	AA+		863,415

1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.250%, 8/01/40	8/21 at 100.00	AA–		1,093,490
8,980	Total Tax Obligation/Limited				9,882,007
	U.S. Guaranteed – 1.2% (4)

195	Buffalo County, Nebraska, General Obligation Bonds, Series 2008, 6.000%, 12/15/28 (Pre-refunded 11/20/13) – AGC Insured	11/13 at 102.00	AA–	(4)	207,174

500	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2009, 6.000%, 6/15/28 (Pre-refunded 1/12/14)	1/14 at 100.00	AA–	(4)	525,275

250	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2003, 5.000%, 9/01/26 (Pre-refunded 9/01/13)	9/13 at 100.00	AA	(4)	256,118
945	Total U.S. Guaranteed				988,567
	Utilities – 26.7%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
20	5.250%, 12/01/19	No Opt. Call	A		22,862
800	5.250%, 12/01/21	No Opt. Call	A		916,120

3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A		3,278,819

585	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A2		640,353

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB		260,815

	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012:
1,500	5.000%, 9/01/23	9/22 at 100.00	AA		1,882,275
500	3.125%, 9/01/29	9/22 at 100.00	AA		501,310

	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A:
75	5.000%, 4/01/19 – BHAC Insured	No Opt. Call	AA+		91,930
210	5.375%, 4/01/39 – BHAC Insured	4/19 at 100.00	AA+		243,978

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A:
$100	5.000%, 4/01/22	No Opt. Call	A	$124,101
110	5.000%, 4/01/31	4/22 at 100.00	A	128,198

520	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/33	1/18 at 100.00	A1	579,218

2,380	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A1	2,744,187

110	Nebraska Public Power District, Power Supply System Revenue Bonds, Series 2006A, 5.000%, 1/01/41 – FGIC Insured	1/16 at 100.00	A1	120,042

500	Nebraska Utility Corporation, Facilities Revenue Refunding Bonds, Series 2010, 5.000%, 1/01/22	1/21 at 100.00	Aa1	615,900

	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A:
1,010	5.500%, 2/01/33	2/18 at 100.00	Aa1	1,171,297
1,200	5.500%, 2/01/35	2/18 at 100.00	Aa1	1,391,640

	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2011A:
715	4.000%, 2/01/18	No Opt. Call	Aa1	822,772
50	5.000%, 2/01/20	No Opt. Call	Aa1	62,034

920	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012B, 4.000%, 2/01/27	2/22 at 100.00	Aa1	1,021,522

10	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Subordinate Lien Series 2005, 4.250%, 2/01/35 – BHAC Insured	8/15 at 100.00	AA+	10,301

1,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Adams County, Nebraska, Revenue Bonds, Series 2007A, 5.000%, 1/01/41 – AMBAC Insured	1/17 at 100.00	A2	1,086,520

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.250%, 7/01/25	7/18 at 100.00	BBB+	1,034,960

1,500	Southern Nebraska Public Power District, Electric System Revenue Bonds, Series 2008, 5.250%, 12/15/28	12/18 at 100.00	AA–	1,781,535

1,000	Twin Valleys Public Power District, Nebraska, Electric System Revenue Bonds, Series 2011, 5.000%, 9/15/35	6/16 at 100.00	N/R	1,057,020
19,050	Total Utilities			21,589,709
	Water and Sewer – 4.5%

1,000	Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Refunding Series 2012, 4.000%, 6/15/28	6/22 at 100.00	AA+	1,112,750

1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,498,425

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
500	5.000%, 7/01/25 – AGC Insured	7/18 at 100.00	AA–	521,000
500	6.000%, 7/01/38	7/18 at 100.00	BBB	517,820
3,395	Total Water and Sewer			3,649,995
$73,435	Total Investments (cost $75,230,743) – 99.5%			80,337,228
	Other Assets Less Liabilities – 0.5%			412,179
	Net Assets – 100%			$80,749,407

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

February 28, 2013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$80,337,228	$—	$80,337,228

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $75,230,743.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$5,171,757
Depreciation	(65,272)
Net unrealized appreciation (depreciation) of investments	$5,106,485

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 97.4%

	Education and Civic Organizations – 9.8%

$2,350	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2005A, 5.000%, 5/01/22 – RAAI Insured	5/15 at 100.00	BBB	$2,441,110

250	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Series 2009, 5.750%, 5/01/24	5/14 at 100.00	BBB	256,615

600	Marion and Linn Counties School District 29J, Salem – Kreizer, Oregon, General Obligation Bonds, Series 2013, 4.000%, 6/15/21	No Opt. Call	Aa1	707,988

3,000	Oregon Health and Science University, Revenue Bonds, Series 2012E, 4.000%, 7/01/29	No Opt. Call	A+	3,213,660

1,140	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,244,036

	Oregon State Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A:
625	4.000%, 10/01/17	No Opt. Call	A–	686,200
500	5.250%, 10/01/24	10/21 at 100.00	A–	595,775

1,000	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Refunding Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	Baa1	1,050,630

500	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa1	555,235

1,000	Oregon State Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29	7/20 at 100.00	Aa2	1,168,530

	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A:
1,000	4.250%, 4/01/14	No Opt. Call	BBB+	1,029,270
250	5.000%, 4/01/17	No Opt. Call	BBB+	280,263
2,000	4.500%, 4/01/21	4/18 at 100.00	BBB+	2,176,600

210	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A	229,167

1,085	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 4.300%, 10/01/21	10/17 at 100.00	A	1,167,004

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012:
400	5.000%, 10/01/22	No Opt. Call	BBB	439,956
500	4.000%, 10/01/23	No Opt. Call	BBB	495,725

350	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/21	No Opt. Call	A–	396,652

16,760	Total Education and Civic Organizations			18,134,416
	Health Care – 12.8%

1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	BBB–	1,167,377

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Legacy Health System, Series 2009A, 5.000%, 7/15/21	7/19 at 100.00	A+	1,149,810

250	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Series 2005B, 5.000%, 1/01/16 – AMBAC Insured	No Opt. Call	A2	267,993

1,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008, 7.375%,0 1/01/23	1/19 at 100.00	A2	1,877,940

810	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Merle West Medical Center Project, Series 2006, 4.750%, 9/01/20 – AGC Insured	9/16 at 100.00	AA–	877,036

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012:
$855	4.000%, 9/01/24	No Opt. Call	BBB+	$905,796
500	3.500%, 9/01/27	No Opt. Call	BBB+	495,225

1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA–	2,228,681

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Series 2009A:
1,875	5.000%, 9/01/21	9/19 at 100.00	A	2,189,869
460	4.500%, 9/01/21	9/19 at 100.00	A	523,379

1,000	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence Health System, Series 2004, 5.250%, 10/01/22	10/14 at 100.00	AA	1,077,090

	Oregon Health and Science University, Revenue Bonds, Series 2012A:
1,225	5.000%, 7/01/25	7/22 at 100.00	A+	1,464,598
135	5.000%, 7/01/26	7/22 at 100.00	A+	160,298

1,000	Oregon State Facilities Authority, Auction Rate Revenue Bonds, Peacehealth System, Refunding Series 2009A, 5.000%, 11/01/20	11/19 at 100.00	AA–	1,198,650

	Oregon State Facilities Authority, Oregon, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
1,250	5.000%, 10/01/19	No Opt. Call	A–	1,478,625
500	5.000%, 10/01/24	10/20 at 100.00	A–	571,330

	Oregon State Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A:
2,000	4.250%, 3/15/17	No Opt. Call	A+	2,233,960
1,020	4.750%, 3/15/24	3/20 at 100.00	A+	1,130,905

375	Oregon State Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA	459,788

450	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2006A, 5.000%, 8/15/27	8/16 at 100.00	A	480,083

1,510	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2008A, 5.750%, 8/15/23	8/18 at 100.00	A	1,762,185

20,650	Total Health Care			23,700,618
	Housing/Multifamily – 4.5%

	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
265	4.000%, 9/01/20 (WI/DD, Settling 3/06/13)	No Opt. Call	Aa3	297,068
275	4.000%, 9/01/21 (WI/DD, Settling 3/06/13)	No Opt. Call	Aa3	307,109
285	4.000%, 9/01/22 (WI/DD, Settling 3/06/13)	No Opt. Call	Aa3	316,569
195	4.000%, 9/01/23 (WI/DD, Settling 3/06/13)	3/23 at 100.00	Aa3	214,867

	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A:
750	4.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	Aaa	809,183
500	4.250%, 7/01/21 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	538,540

	Oregon State Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,500	4.350%, 7/01/27	7/22 at 100.00	AA–	1,617,780
725	4.700%, 7/01/33	7/22 at 100.00	AA–	783,754

705	Portland Housing Authority, Oregon, Housing Revenue Refunding Bonds, Yards at Union Station Project, Series 2007, 4.750%, 5/01/22 (Alternative Minimum Tax)	5/17 at 100.00	Aa2	749,486

	Portland, Oregon, Economic Development Revenue Refunding Bonds, Broadway Project, Series 2008A:
880	5.125%, 4/01/16	No Opt. Call	A+	989,947
1,355	6.250%, 4/01/23	4/18 at 100.00	A+	1,661,298

7,435	Total Housing/Multifamily			8,285,601

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 0.5%

$160	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2004A, 4.050%, 1/01/18	7/13 at 100.00	Aa2	$161,205

695	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2008D, 4.750%, 7/01/22	1/18 at 100.00	Aa2	764,375
855	Total Housing/Single Family			925,580
	Long-Term Care – 2.1%

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Robison Jewish Home, DBA Cedar Sinai Park, Series 2005, 5.125%, 10/01/24	10/15 at 100.00	N/R	1,010,090

1,000	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza Project, Series 2009, 5.250%, 12/01/26	12/16 at 100.00	BBB	1,042,090

660	Multnomah County Hospital Facilities Authority, Oregon, Revenue Refunding Bond, Terwilliger Plaza, Inc., Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	724,885

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012:
550	5.000%, 5/15/22	No Opt. Call	N/R	594,649
550	5.750%, 5/15/27	5/22 at 100.00	N/R	605,490
3,760	Total Long-Term Care			3,977,204
	Tax Obligation/General – 32.4%

2,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Refunding Bonds, Series 2012B, 4.000%, 6/15/24	No Opt. Call	AA+	2,290,640

1,600	Beaverton School District 48J, Washington County, Oregon, General Obligation Bonds, Series 2004A, 5.000%, 6/01/14 – AGM Insured	No Opt. Call	Aa2	1,695,488

	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010:
605	4.250%, 2/01/19	No Opt. Call	Baa1	679,185
655	4.500%, 2/01/20	No Opt. Call	Baa1	749,143
280	5.000%, 2/01/21	No Opt. Call	Baa1	329,288

1,200	Cascade School District 5, Marion County, Oregon, General Obligation Bonds, Refunding Series 2013, 4.000%, 6/15/21	No Opt. Call	AA+	1,412,928

	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010:
1,000	4.000%, 6/15/19	No Opt. Call	AA+	1,177,090
810	4.500%, 6/15/20	No Opt. Call	AA+	989,059

1,000	Chemeketa Community College District, Oregon, General Obligation Bonds, Series 2008, 5.500%, 6/15/24	6/18 at 100.00	AA+	1,206,330

	City of The Dalles, Wasco County, Oregon, General Obligation Bonds, Series 2008:
130	4.000%, 6/01/17	No Opt. Call	A+	145,214
140	4.000%, 6/01/18	No Opt. Call	A+	158,845
75	4.000%, 6/01/19	6/18 at 100.00	A+	84,446

1,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2006, 5.000%, 5/01/19 – NPFG Insured	5/16 at 100.00	AA	1,293,873

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B:
685	5.000%, 6/15/19 – AGM Insured	6/17 at 100.00	AA+	803,142
3,665	5.000%, 6/15/21 – AGM Insured	6/17 at 100.00	AA+	4,280,244
3,135	5.000%, 6/15/22 – AGM Insured	6/17 at 100.00	AA+	3,654,062

1,000	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Series 2009A, 5.000%, 6/15/24	6/19 at 100.00	AA+	1,180,020

525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25	6/22 at 100.00	AA+	644,852

1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	716,370

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$3,030	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Differed Interest Series 2008, 0.000%, 6/15/22	No Opt. Call	Aa1	$2,483,903

965	Forest Grove School District 15, Washington County, Oregon, General Obligation Bonds, Series 2012, 0.000%, 6/15/25	No Opt. Call	AA+	696,508

1,000	Hillsboro School District 1J, Washington, Multnomah and Yamhill Counties, Oregon, General Obligation Refunding Bonds, Series 1998, 5.000%, 11/01/14	No Opt. Call	Aa2	1,078,430

1,000	Josephine County Unit School District Three Rivers, Oregon, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/15/19 – FGIC Insured	No Opt. Call	Aa1	1,242,960

825	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	6/18 at 100.00	A1	876,909

200	Lake Oswego School District 7J, Clackamas County, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	260,536

1,500	Lane Community College, Oregon, General Obligation Bonds, Series 2012, 4.000%, 6/15/20	No Opt. Call	AA+	1,753,395

1,000	McMinnville School District 40, Yamhill County, Oregon, General Obligation Bonds, Series 2001, 5.500%, 6/15/13 – AGM Insured	No Opt. Call	Aa3	1,015,730

1,635	Metro, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/01/20	6/17 at 100.00	AAA	1,903,532

1,015	Multnomah-Clackamas Counties, Oregon, School District 10JT, General Obligation Bonds, Series 2005, 5.250%, 6/15/17 – AGM Insured	No Opt. Call	AA+	1,210,388

125	North Lincoln Fire and Rescue District 1, Oregon, General Obligation Bonds, Series 2007, 4.250%, 2/01/18 – AGM Insured	2/17 at 100.00	AA–	139,471

1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	1,866,390

	Oregon State, General Obligation Bonds, Alternative Energy Series 2011B:
540	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	AA+	642,519
560	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	672,129
100	5.000%, 1/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	117,427

1,335	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2013A, 4.000%, 8/01/24	8/23 at 100.00	AA+	1,565,354

455	Pacific City Joint Water–Sanitary Authority, Tilamook County, Oregon, General Obligation Bonds, Series 2007, 4.650%, 7/01/22	7/17 at 100.00	N/R	487,096

1,000	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	BBB	1,045,190

1,250	Redmond School District 2J, Deshutes and Jefferson Counties, Oregon, General Obligation Bonds, Series 2004A, 5.000%, 6/15/13 – NPFG Insured	No Opt. Call	Aa1	1,267,888

	Redmond, Oregon, Full Faith and Credit Obligations, Terminal Expansion Project, Series 2009:
240	4.000%, 6/01/21	6/19 at 100.00	A1	267,216
200	4.250%, 6/01/23	6/19 at 100.00	A1	220,300
500	4.625%, 6/01/29	6/19 at 100.00	A1	544,390

340	Redmond, Oregon, Full Faith and Credit Refunding Obligations, Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	A1	377,397

655	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	536,949

	Sandy, Clackamas County, Oregon, General Obligation Bonds, Series 2010:
190	4.000%, 6/01/15	6/14 at 100.00	AA	197,824
150	4.000%, 6/01/16	6/14 at 100.00	AA	156,041
210	4.000%, 6/01/17	6/14 at 100.00	AA	218,114
240	4.000%, 6/01/18	6/14 at 100.00	AA	248,702
100	4.000%, 6/01/19	6/14 at 100.00	AA	103,447

1,030	Tigard-Tualatin School District 23J, Washington and Clackamas Counties, Oregon, General Obligation Bonds, Series 2000, 0.000%, 6/15/14	No Opt. Call	Aa3	1,019,453

1,000	Tigard-Tualatin School District 23J, Washington and Clackamas Counties, Oregon, General Obligation Refunding Bonds, Series 2001, 5.500%, 6/01/13 – FGIC Insured	No Opt. Call	Aa2	1,013,810

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$960	Tualatin Hills Park and Recreation District, Oregon, General Obligation Bonds, Series 1998, 5.750%, 3/01/13 – NPFG Insured	No Opt. Call	Aa1	$960,442

1,540	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 1998, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	Aa3	1,635,757

1,080	Wasco County School District 012, Oregon, General Obligation Bonds, Series 2001 Refunding, 5.500%, 6/15/14 – AGM Insured	No Opt. Call	AA–	1,153,364

1,525	Washington County, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/01/22	6/16 at 102.00	Aa1	1,754,391

1,200	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2012, 4.000%, 6/15/23	No Opt. Call	Aa1	1,394,820

	West Valley Fire District, Oregon, General Obligation Bonds, Series 2010:
125	3.000%, 2/01/14	No Opt. Call	N/R	126,708
125	3.000%, 2/01/15	No Opt. Call	N/R	128,281
130	3.500%, 2/01/16	No Opt. Call	N/R	136,462
135	4.000%, 2/01/17	No Opt. Call	N/R	145,720
140	4.000%, 2/01/18	No Opt. Call	N/R	152,396
145	4.000%, 2/01/19	No Opt. Call	N/R	159,068

	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Refunding Series 2005:
1,260	5.250%, 6/15/15 – FGIC Insured	No Opt. Call	Aa1	1,397,441
1,835	5.250%, 6/15/16 – FGIC Insured	No Opt. Call	Aa1	2,111,773
54,740	Total Tax Obligation/General			59,976,240
	Tax Obligation/Limited – 13.1%

1,500	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 4.700%, 5/01/25	5/19 at 100.00	AA	1,699,815

1,055	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25	11/19 at 100.00	AA	1,227,598

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2006A, 5.000%, 11/15/30	11/16 at 100.00	AAA	2,858,025

1,055	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/21	5/19 at 100.00	AAA	1,267,245

2,655	Portland, Oregon, Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1	3,045,922

1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	A1	1,191,490

2,030	Portland, Oregon, South Park Blocks Urban Renewal and Redevelopment Bonds, Series 2008B, 5.000%, 6/15/21	6/18 at 101.00	Aa3	2,398,953

	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A:
1,000	5.000%, 10/01/25	10/21 at 100.00	A	1,206,350
1,585	5.000%, 10/01/26	10/21 at 100.00	A	1,900,463

2,305	Tri-County Metropolitan Transportation District, Oregon, Revenue Bonds, Senior Lien Payroll Tax, Series 2012A, 5.000%, 9/01/24	9/22 at 100.00	AAA	2,876,640

3,085	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22	No Opt. Call	BBB+	3,289,751

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
1,015	5.000%, 10/01/20	No Opt. Call	BBB+	1,172,741
30	5.000%, 10/01/29	10/20 at 100.00	BBB+	32,966
20,815	Total Tax Obligation/Limited			24,167,959
	Transportation – 3.1%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	1,171,620

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$350	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	$419,514

1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (Alternative Minimum Tax)	7/21 at 100.00	AA–	1,227,461

	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A:
865	4.000%, 7/01/17	No Opt. Call	A	962,494
1,500	5.000%, 7/01/26	7/21 at 100.00	A	1,737,270

215	Redmond, Oregon, Airport Revenue Bonds, Series 2009, 5.500%, 6/01/24	6/19 at 100.00	Baa3	239,736
4,960	Total Transportation			5,758,095
	U.S. Guaranteed – 9.8% (4)

1,500	Beaverton School District 48J, Washington County, Oregon, General Obligation Bonds, Series 2004A, 5.000%, 6/01/16 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	Aa2 (4)	1,624,980

2,170	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 1998, 5.500%, 6/01/13 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	2,200,163

1,975	Clackamas County School District 115, Oregon, General Obligation Bond, Series 2006B, 4.500%, 6/15/21 (Pre-refunded 6/15/16) – NPFG Insured	6/16 at 100.00	AA+ (4)	2,232,935

	Clackamas County School District 86, Oregon, General Obligation Bonds, Series 2005:
1,000	5.000%, 6/15/18 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA+ (4)	1,106,490
1,305	5.000%, 6/15/21 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA+ (4)	1,443,969

1,000	Linn County Community School District 9, Lebanon, Oregon, General Obligation Bonds, Series 2001, 5.550%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured	6/13 at 100.00	AA+ (4)	1,015,670

1,305	Marion-Clackamas Counties School District 4J, Oregon, General Obligation Bonds, Series 2007, 4.500%, 6/15/22 (Pre-refunded 6/15/16) – NPFG Insured	6/16 at 100.00	Aa1 (4)	1,475,433

1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2006A, 5.000%, 11/01/18 (Pre-refunded 11/01/16) – NPFG Insured	11/16 at 100.00	AA (4)	1,229,187

700	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2005A, 5.000%, 11/15/24 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA	756,511

700	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 4.375%, 8/01/20 (ETM)	2/20 at 100.00	A+ (4)	780,661

2,490	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/15/19 (Pre-refunded 6/15/17) – NPFG Insured	6/17 at 100.00	Aa2 (4)	2,947,662

1,040	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/23 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	Aa1 (4)	1,231,152
16,245	Total U.S. Guaranteed			18,044,813
	Utilities – 1.2%

150	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA–	182,163

885	Northern Wasco County Peoples Utility District, Wasco County, Oregon, McNary Dam Fishway Hydroelectric Project Revenue Bonds, Refunding Series 2012, 5.000%, 12/01/23	No Opt. Call	AA–	1,108,870

800	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.375%, 7/01/23	7/18 at 100.00	BBB+	847,264
1,835	Total Utilities			2,138,297
	Water and Sewer – 8.1%

820	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2006, 5.000%, 11/01/21 – FGIC Insured	11/16 at 100.00	AA	939,458

1,500	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2008, 5.000%, 11/01/22	11/18 at 100.00	AA	1,790,775

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	Lebanon, Oregon, Wastewater Revenue Bonds, Refunding Series 2010:
$165	4.000%, 3/01/17 – AGM Insured	No Opt. Call	AA–	$183,671
435	4.000%, 3/01/18 – AGM Insured	No Opt. Call	AA–	492,333

1,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding First Lien Series 2008A, 4.750%, 6/15/24	6/18 at 100.00	AA	1,159,350

1,175	Portland, Oregon, Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/23 – NPFG Insured	6/16 at 100.00	AA	1,330,535

2,000	Portland, Oregon, Water System Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/15	No Opt. Call	Aaa	2,202,800

500	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2006A, 4.375%, 10/01/24 – NPFG Insured	10/16 at 100.00	Aa1	536,760

1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/25 – AGC Insured	7/18 at 100.00	AA–	1,563,000

	Redmond, Oregon, Water Revenue Bonds, Series 2010:
450	4.500%, 6/01/25	6/20 at 100.00	A1	511,884
5	4.500%, 6/01/30	6/20 at 100.00	A1	5,619

325	The Dalles, Oregon, Water Revenue Bonds, Series 200, 4.250%, 6/01/20 – AMBAC Insured	6/17 at 100.00	N/R	348,059

1,435	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/26	8/22 at 100.00	AA–	1,756,555

1,000	Washington County, Oregon, Clean Water Services Sewer Revenue Bonds, Senior Lien Series 2004, 5.000%, 10/01/14 – NPFG Insured	No Opt. Call	AA	1,074,400

900	Woodburn, Marion County, Oregon, Wastewater Revenue Bonds, Refunding Series 2011A, 5.000%, 3/01/20	No Opt. Call	A2	1,076,705
13,210	Total Water and Sewer			14,971,904
$161,265	Total Municipal Bonds (cost $166,328,179)			180,080,727

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 2.4%

	Money Market Funds – 2.4%

4,409,812	First American Treasury Obligations Fund, Class Z, 0.000% (5)			$4,409,812
	Total Short-Term Investments (cost $4,409,812)			4,409,812
	Total Investments (cost $170,737,991) – 99.8%			184,490,539
	Other Assets Less Liabilities – 0.2%			360,231
	Net Assets – 100%			$184,850,770

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1	–	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2	–	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	–	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

February 28, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$180,080,727	$—	$180,080,727
Short-Term Investments:
Money Market Funds	4,409,812	—	—	4,409,812
Total	$4,409,812	$180,080,727	$—	$184,490,539

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $170,737,991.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$13,899,896
Depreciation	(147,348)
Net unrealized appreciation (depreciation) of investments	$13,752,548

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued delayed delivery basis.

(ETM)	Escrowed to maturity.

34	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2013